Debt (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended				12 Months Ended		1 Months Ended	12 Months Ended		1 Months Ended					1 Months Ended						12 Months Ended					1 Months Ended				3 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2007	Dec. 31, 2011 8.125% New Cingular Wireless Services Inc Notes due May 2012 [Member]	Dec. 31, 2011 5.875% Global Notes due February 1 2012 [Member]	Feb. 29, 2012 Callable long-term debt due February 15 2056 [Member]	Dec. 31, 2011 Callable long-term debt due February 15 2056 [Member]	Dec. 31, 2011 Other Long-Term Debt [Member]	Dec. 31, 2011 The Four-Year Agreement [Member]	Dec. 31, 2011 The Four-Year Agreement [Member] S&P A+/Fitch A+/Moody's A1 credit rating or better	Dec. 31, 2011 The Four-Year Agreement [Member] S&P A/Fitch A/Moody's A2 credit rating	Dec. 31, 2011 The Four-Year Agreement [Member] S&P A-/Fitch A-/Moody's A3 credit rating or below	Dec. 31, 2011 The Four-Year Agreement [Member] In the event of default on unsecured debt	Jan. 31, 2012 364 - Day Agreement [Member]	Dec. 31, 2011 364 - Day Agreement [Member]	Dec. 31, 2011 364 - Day Agreement [Member] S&P A+/Fitch A+/Moody's A1 credit rating or better	Dec. 31, 2011 364 - Day Agreement [Member] S&P A/Fitch A/Moody's A2 credit rating	Dec. 31, 2011 364 - Day Agreement [Member] S&P A-/Fitch A-/Moody's A3 credit rating or below	Dec. 31, 2011 364 - Day Agreement [Member] In the event of default on unsecured debt	Dec. 31, 2011 2.95% Global Notes Due In May 2016 [Member]	Dec. 31, 2011 2.4% Global Notes Due In August 2016 [Member]	Dec. 31, 2011 4.45% Global Notes Due In May 2021 [Member]	Dec. 31, 2011 5.55% Global Notes Due In August 2041 [Member]	Dec. 31, 2011 3.875% Global Notes Due In August 2021 [Member]	Feb. 29, 2012 0.875% Global Notes due 2015 [Member]	Feb. 29, 2012 1.60% Global Notes due 2017 [Member]	Feb. 29, 2012 3.00% Global Notes due February 2022 [Member]	Dec. 31, 2011 Bridge Loan [Member]	Mar. 31, 2011 Bridge Loan [Member]
Annual put reset securities issued - principal amount	$ 1,000
Annual put reset securities issued - maturity date	April 2021
Zero-coupon note - principal amount				500
Zero-coupon note - redemption amount if held until maturity	1,030
Zero-coupon note - maturity date	May 2022
Debt instrument - face amount																					1,750	1,500	1,250	2,000	1,500	1,000	1,000	1,000		20,000
Debt instument - stated percentage rate					8.125%	5.875%															2.95%	2.40%	4.45%	5.55%	3.875%	0.875%	1.60%	3.00%
Debt instrument - issuance date																														March 31, 2011
Debt instruments - maturity date					May 01, 2012	Feb. 01, 2012	Feb. 15, 2012	Feb. 15, 2056													May 01, 2016	Aug. 01, 2016	May 01, 2021	Aug. 01, 2041	Aug. 01, 2021	Feb. 01, 2015	Feb. 01, 2017	Feb. 01, 2022
Commercial paper - repayments net of issuance	1,625
Repayment of long-term debt	(7,574)	(9,294)	(8,652)		2,000	1,000			4,543
Early redemption of long-term debt							1,200
Weighted average interest rate of long-term debt repayments during the period (in hundredths)	6.58%
Repayments of capitalized leases during the period	31
Credit agreement - expiration date										12/19/2015						12/17/2012
Credit agreement - potential additional extension of term (years)										1
Credit agreement - maximum potential extension of term (days)																364
Credit agreement - minimum amount of other debt that would trigger cross-default provisions if not paid when due and accelerated										400						400
Credit agreement - minimum amount of money judgment in favor of creditor that would trigger cross-default provisions										400						400
Credit agreement - change in control (beneficial ownership percentage) (in hundredths)										50.00%						50.00%
Credit agreement - minimum lender approval (percentage) for extension of term										50.00%						50.00%
Credit agreement - interest rate spread above Fed funds rate (in hundredths)										0.50%						0.50%
Credit agreement - base rate										EITHER 1) one-month, three-month, or six-month London interbank offered rate (LIBOR) OR 2) highest of Citibank prime rate, 0.5% premium above Fed funds rate, and one-month LIBOR plus 1.00%						EITHER 1) one-month, three-month, or six-month London interbank offered rate (LIBOR) OR 2) highest of Citibank prime rate, 0.5% premium above Fed funds rate, and one-month LIBOR plus 1.00%
Credit agreement - basis spread of variable rate											0.56%	0.67%	0.90%	2.00%			0.595%	0.71%	0.95%	2.00%
Credit agreement - minimum borrowing capacity										0						0
Credit agreement - amendment date										December 2011					January 2012	December 2011
Credit agreement - term										4 years						364 days
Credit agreement - maximum borrowing capacity										5,000					3,000	5,000
Credit agreement - additional borrowing capacity beyond current limit										2,000
Credit agreement - advances outstanding										0						0
Ratio of debt to EBITDA covenant										3.0						3.0
Agreement termination date																													December 2011
Credit agreement - change in control period (months)										24						24
Repayments of short-term bank borrowings	27
Total repayments of debt	$ 9,226